Purchases and other expenses - Broadcasting rights and equipment inventories - Net book value reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Inventories in the opening balance	€ 827	€ 819	€ 763
Business related variations	138	14	62
Changes in the scope of consolidation	2	0	3
Translation adjustment	(1)	(3)	(9)
Reclassifications and other items	(1)	(4)	0
Reclassification to assets held for sale	0	0	0
Inventories in the closing balance	€ 965	€ 827	€ 819